CAPITAL STOCK (Details) (Warrant)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrants
Balance	1,537,060	1,613,162	1,613,162
Issued		1,537,060	1,537,060
Exercised
Expired		(1,613,162)	(1,613,162)
Balance	1,537,060	1,537,060	1,537,060	1,613,162
Weighted Average Exercise Price
Balance	0.15	0.25	0.25
Issued		0.15	0.15
Exercised
Expired		0.25	0.25
Balance	0.15	0.15	0.15	0.25
Weighted Average Life
Weighted average life of warrants	3 months 11 days	3 months 11 days	3 months 11 days	26 days
Issued		2 years	2 years